GAMING SUBCONCESSION, NET - Additional Information (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of gaming subconcession, year 2019	$ 56,861
Amortization of gaming subconcession, year 2020	56,861
Amortization of gaming subconcession, year 2021	56,861
Amortization of gaming subconcession, year 2022	$ 26,950